Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, no par value per share
Amount Registered | shares	4,686,371
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 14,059,113.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,941.56
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, there is also being registered hereby such indeterminate number of additional shares of the registrant's common stock as may be issued or issuable as a result of stock splits, stock dividends, stock distributions, and similar transactions. (2) Includes 4,686,371 shares of the registrant's common stock, consisting of (i) 869,840 shares of Common Stock, (ii) warrants to acquire 1,080,000 shares of Common Stock, and (iii) convertible preferred stock to acquire 2,736,531 shares of Common Stock, such shares of common stock to be offered and sold by the selling stockholders identified in this registration statement on Form S-1. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Capital Market on July 28, 2026, which date is a date within five business days of the filing of this registration statement.